Prepayments and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other receivable, net	[1]	$ 242,151	$ 334,246
Value added tax receivable		43,504	67,905
Total		$ 285,655	$ 402,151

[1]	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefits which will be subsequently deducted from the employee’s payroll.